Remuneration and other benefits paid to the Bank's directors and senior managers - Senior Managers Remuneration - Short-term (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) item employee	Dec. 31, 2016 EUR (€) item employee	Dec. 31, 2015 employee
Remuneration of key personnel
Number of persons | employee	202,251	188,492	193,863
Total		€ 25,551
Senior management
Remuneration of key personnel
Number of persons | employee	19	18
Fixed salary	€ 17,847	€ 17,258
Other remuneration	7,348	4,430
Total	51,058	45,430
Other remuneration, life insurance premiums	€ 692	€ 557
Award, number of shares | item	1,430,143	1,596,248
Senior management | Banco Santander (Mexico), S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
Remuneration of key personnel
Award, number of shares | item	225,564
Deferred conditional variable remuneration plan | Senior management
Remuneration of key personnel
Variable compensation, immediate payments, cash	€ 4,052	€ 3,745
Variable compensation, immediate payments, in shares	4,052	3,745
ILP | Senior management
Remuneration of key personnel
Variable compensation, immediate payments, cash	8,879	8,126
Variable compensation, immediate payments, in shares	€ 8,879	€ 8,126